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                                                       SPDR(R) Series Trust
                                                         One Lincoln Street
                                                           Boston, MA 02111

November 3, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  File Room

RE:   SPDR(R) Series Trust ("Registrant")
      File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2008.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
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Ryan M. Louvar
Secretary

cc:   W. John McGuire, Esq.